Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2013	$ 244
Losses deferred in accumulated other comprehensive income	1,982
Funded status of plan	(818)
Unfunded retirement plans	353
Total accumulated benefit obligation	5,010	4,345
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	4,763	4,093
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	4,504	3,907
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	3,947	3,380
Estimated future employer contributions in next fiscal year	150
Pension expense	173	145	132
Defined benefit pension plan, expected expense for 2013	230
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(484)	(462)
Future benefit payments in 2013	181
Future benefit payments in 2014	191
Future benefit payments in 2015	200
Future benefit payments in 2016	209
Future benefit payments in 2017	218
Total future benefit payments over the five years 2018 through 2022	1,212
Discount rate	4.00%	4.75%	5.00%
Pension expense	120	92	85
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(334)	(270)
Future benefit payments in 2013	45
Future benefit payments in 2014	47
Future benefit payments in 2015	51
Future benefit payments in 2016	53
Future benefit payments in 2017	56
Total future benefit payments over the five years 2018 through 2022	309
Discount rate	4.10%	5.20%	4.60%
Pension expense	$ 53	$ 53	$ 47